Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000001635
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Retail
Trading Symbol	BARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,274	$10,156	$10,263
09/30/16	$10,793	$10,623	$10,714
12/31/16	$10,795	$10,671	$11,165
03/31/17	$11,882	$11,407	$11,807
06/30/17	$12,790	$11,888	$12,163
09/30/17	$13,213	$12,516	$12,719
12/31/17	$13,615	$13,367	$13,525
03/31/18	$14,242	$13,658	$13,438
06/30/18	$15,053	$14,089	$13,960
09/30/18	$16,266	$15,157	$14,955
12/31/18	$13,596	$12,732	$12,816
03/31/19	$16,362	$15,231	$14,616
06/30/19	$17,973	$16,053	$15,214
09/30/19	$17,537	$15,945	$15,391
12/31/19	$18,710	$17,249	$16,791
03/31/20	$15,587	$13,792	$13,282
06/30/20	$19,944	$17,966	$16,207
09/30/20	$21,610	$19,650	$17,700
12/31/20	$24,881	$23,387	$20,298
03/31/21	$24,610	$23,255	$21,587
06/30/21	$27,060	$25,829	$23,365
09/30/21	$27,006	$25,633	$23,342
12/31/21	$28,347	$26,363	$25,507
03/31/22	$24,218	$23,047	$24,161
06/30/22	$19,096	$18,190	$20,126
09/30/22	$18,690	$18,072	$19,227
12/31/22	$20,961	$19,319	$20,608
03/31/23	$22,067	$21,084	$22,088
06/30/23	$22,853	$22,398	$23,940
09/30/23	$21,830	$21,228	$23,161
12/31/23	$24,532	$24,316	$25,957
03/31/24	$25,989	$26,625	$28,558
06/30/24	$25,060	$25,770	$29,476
09/30/24	$27,132	$27,455	$31,313
12/31/24	$27,103	$29,691	$32,137
03/31/25	$26,304	$27,577	$30,620
06/30/25	$28,350	$32,596	$33,985
09/30/25	$27,133	$33,502	$36,764
12/31/25	$29,254	$32,261	$37,647
03/31/26	$26,952	$30,213	$36,157

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	2.46%	1.83%	10.42%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,312,667,104
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,319,245
InvestmentCompanyPortfolioTurnover	2.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077818
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Institutional
Trading Symbol	BARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,027,935	$1,015,626	$1,026,305
09/30/16	$1,080,850	$1,062,263	$1,071,439
12/31/16	$1,081,490	$1,067,109	$1,116,540
03/31/17	$1,191,528	$1,140,676	$1,180,665
06/30/17	$1,283,407	$1,188,757	$1,216,269
09/30/17	$1,326,805	$1,251,558	$1,271,869
12/31/17	$1,368,001	$1,336,741	$1,352,471
03/31/18	$1,432,062	$1,365,809	$1,343,754
06/30/18	$1,514,566	$1,408,936	$1,396,011
09/30/18	$1,637,641	$1,515,657	$1,495,462
12/31/18	$1,369,859	$1,273,237	$1,281,578
03/31/19	$1,649,367	$1,523,064	$1,461,555
06/30/19	$1,812,981	$1,605,336	$1,521,407
09/30/19	$1,770,367	$1,594,522	$1,539,094
12/31/19	$1,889,882	$1,724,852	$1,679,111
03/31/20	$1,575,532	$1,379,194	$1,328,182
06/30/20	$2,017,009	$1,796,551	$1,620,748
09/30/20	$2,187,002	$1,964,950	$1,769,979
12/31/20	$2,519,727	$2,338,671	$2,029,840
03/31/21	$2,493,728	$2,325,451	$2,158,672
06/30/21	$2,743,967	$2,582,926	$2,336,542
09/30/21	$2,740,067	$2,563,299	$2,334,166
12/31/21	$2,878,097	$2,636,338	$2,550,719
03/31/22	$2,460,226	$2,304,678	$2,416,081
06/30/22	$1,941,378	$1,819,042	$2,012,567
09/30/22	$1,901,258	$1,807,167	$1,922,714
12/31/22	$2,133,476	$1,931,886	$2,060,804
03/31/23	$2,247,491	$2,108,381	$2,208,776
06/30/23	$2,329,163	$2,239,820	$2,394,022
09/30/23	$2,226,317	$2,122,814	$2,316,125
12/31/23	$2,503,589	$2,431,601	$2,595,724
03/31/24	$2,653,819	$2,662,523	$2,855,799
06/30/24	$2,560,647	$2,576,962	$2,947,641
09/30/24	$2,774,195	$2,745,531	$3,131,253
12/31/24	$2,773,112	$2,969,059	$3,213,708
03/31/25	$2,692,880	$2,757,661	$3,061,959
06/30/25	$2,904,197	$3,259,602	$3,398,506
09/30/25	$2,781,305	$3,350,197	$3,676,374
12/31/25	$3,000,662	$3,226,090	$3,764,712
03/31/26	$2,766,309	$3,021,264	$3,615,729

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	2.73%	2.10%	10.71%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,312,667,104
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,319,245
InvestmentCompanyPortfolioTurnover	2.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165210
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	R6
Trading Symbol	BARUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell Midcap Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,140,545	$5,078,130	$5,131,524
09/30/16	$5,404,251	$5,311,316	$5,357,196
12/31/16	$5,407,451	$5,335,543	$5,582,700
03/31/17	$5,956,731	$5,703,380	$5,903,327
06/30/17	$6,416,128	$5,943,785	$6,081,346
09/30/17	$6,633,116	$6,257,791	$6,359,346
12/31/17	$6,839,096	$6,683,706	$6,762,357
03/31/18	$7,159,405	$6,829,044	$6,718,772
06/30/18	$7,571,925	$7,044,679	$6,980,055
09/30/18	$8,187,308	$7,578,283	$7,477,309
12/31/18	$6,847,345	$6,366,186	$6,407,888
03/31/19	$8,245,943	$7,615,319	$7,307,777
06/30/19	$9,062,996	$8,026,680	$7,607,037
09/30/19	$8,849,920	$7,972,612	$7,695,471
12/31/19	$9,448,559	$8,624,260	$8,395,555
03/31/20	$7,875,726	$6,895,968	$6,640,909
06/30/20	$10,084,207	$8,982,756	$8,103,739
09/30/20	$10,934,188	$9,824,751	$8,849,893
12/31/20	$12,596,799	$11,693,355	$10,149,200
03/31/21	$12,466,801	$11,627,256	$10,793,361
06/30/21	$13,716,948	$12,914,628	$11,682,711
09/30/21	$13,698,532	$12,816,494	$11,670,828
12/31/21	$14,388,783	$13,181,690	$12,753,596
03/31/22	$12,299,338	$11,523,389	$12,080,404
06/30/22	$9,704,983	$9,095,209	$10,062,836
09/30/22	$9,505,537	$9,035,833	$9,613,570
12/31/22	$10,665,515	$9,659,432	$10,304,022
03/31/23	$11,234,452	$10,541,907	$11,043,882
06/30/23	$11,643,992	$11,199,099	$11,970,111
09/30/23	$11,128,576	$10,614,069	$11,580,624
12/31/23	$12,515,004	$12,158,005	$12,978,620
03/31/24	$13,264,989	$13,312,614	$14,278,993
06/30/24	$12,800,311	$12,884,810	$14,738,204
09/30/24	$13,866,903	$13,727,654	$15,656,267
12/31/24	$13,861,466	$14,845,297	$16,068,541
03/31/25	$13,460,257	$13,788,304	$15,309,793
06/30/25	$14,516,961	$16,298,011	$16,992,529
09/30/25	$13,902,434	$16,750,985	$18,381,869
12/31/25	$14,999,493	$16,130,452	$18,823,562
03/31/26	$13,827,536	$15,106,320	$18,078,647

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	2.73%	2.09%	10.71%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,312,667,104
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 18,319,245
InvestmentCompanyPortfolioTurnover	2.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,312,667,104
# of Issuers	50
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid	$18,319,245
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	42.7%
Information Technology	18.3%
Financials	11.0%
Health Care	10.4%
Consumer Discretionary	7.7%
Real Estate	7.0%
Communication Services	1.7%
Materials	0.6%
Cash and Cash Equivalents	0.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	25.5%
Amphenol Corp.	5.3%
IDEXX Laboratories, Inc.	4.6%
Arch Capital Group Ltd.	4.4%
Quanta Services, Inc.	4.2%
Guidewire Software, Inc.	3.9%
Verisk Analytics, Inc.	3.6%
Mettler-Toledo International, Inc.	3.3%
Gartner, Inc.	2.8%
Charles Schwab Corp.	2.5%
Total	60.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001636
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Retail
Trading Symbol	BGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$71	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.54%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,331	$10,324	$10,263
09/30/16	$10,592	$11,276	$10,714
12/31/16	$10,577	$11,679	$11,165
03/31/17	$11,670	$12,303	$11,807
06/30/17	$12,369	$12,843	$12,163
09/30/17	$12,760	$13,642	$12,719
12/31/17	$13,436	$14,267	$13,525
03/31/18	$13,760	$14,596	$13,438
06/30/18	$14,852	$15,651	$13,960
09/30/18	$16,020	$16,516	$14,955
12/31/18	$13,044	$12,939	$12,816
03/31/19	$15,861	$15,158	$14,616
06/30/19	$16,963	$15,574	$15,214
09/30/19	$16,835	$14,925	$15,391
12/31/19	$18,280	$16,625	$16,791
03/31/20	$14,193	$12,342	$13,282
06/30/20	$18,081	$16,116	$16,207
09/30/20	$20,047	$17,270	$17,700
12/31/20	$24,261	$22,383	$20,298
03/31/21	$24,472	$23,474	$21,587
06/30/21	$26,363	$24,394	$23,365
09/30/21	$27,303	$23,015	$23,342
12/31/21	$29,075	$23,017	$25,507
03/31/22	$25,182	$20,111	$24,161
06/30/22	$20,461	$16,239	$20,126
09/30/22	$20,121	$16,278	$19,227
12/31/22	$22,505	$16,950	$20,608
03/31/23	$24,265	$17,980	$22,088
06/30/23	$24,906	$19,248	$23,940
09/30/23	$23,979	$17,839	$23,161
12/31/23	$25,808	$20,113	$25,957
03/31/24	$27,217	$21,638	$28,558
06/30/24	$24,961	$21,006	$29,476
09/30/24	$27,724	$22,773	$31,313
12/31/24	$27,035	$23,161	$32,137
03/31/25	$25,871	$20,587	$30,620
06/30/25	$26,079	$23,050	$33,985
09/30/25	$23,798	$25,861	$36,764
12/31/25	$23,141	$26,175	$37,647
03/31/26	$20,339	$25,440	$36,157

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	(21.38)%	(3.63)%	7.36%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,610,585,577
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 19,207,945
InvestmentCompanyPortfolioTurnover	0.00%	[8],[9]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077819
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Institutional
Trading Symbol	BGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.26%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,033,793	$1,032,410	$1,026,305
09/30/16	$1,060,611	$1,127,613	$1,071,439
12/31/16	$1,059,810	$1,167,871	$1,116,540
03/31/17	$1,170,112	$1,230,337	$1,180,665
06/30/17	$1,241,034	$1,284,335	$1,216,269
09/30/17	$1,281,112	$1,364,199	$1,271,869
12/31/17	$1,349,704	$1,426,749	$1,352,471
03/31/18	$1,383,083	$1,459,556	$1,343,754
06/30/18	$1,493,893	$1,565,119	$1,396,011
09/30/18	$1,612,465	$1,651,564	$1,495,462
12/31/18	$1,313,687	$1,293,949	$1,281,578
03/31/19	$1,598,385	$1,515,794	$1,461,555
06/30/19	$1,710,684	$1,557,447	$1,521,407
09/30/19	$1,698,830	$1,492,454	$1,539,094
12/31/19	$1,845,785	$1,662,510	$1,679,111
03/31/20	$1,434,151	$1,234,166	$1,328,182
06/30/20	$1,827,907	$1,611,624	$1,620,748
09/30/20	$2,028,016	$1,726,985	$1,769,979
12/31/20	$2,455,900	$2,238,276	$2,029,840
03/31/21	$2,478,913	$2,347,397	$2,158,672
06/30/21	$2,672,271	$2,439,355	$2,336,542
09/30/21	$2,769,245	$2,301,468	$2,334,166
12/31/21	$2,950,809	$2,301,726	$2,550,719
03/31/22	$2,557,368	$2,011,077	$2,416,081
06/30/22	$2,079,271	$1,623,858	$2,012,567
09/30/22	$2,045,797	$1,627,786	$1,922,714
12/31/22	$2,289,914	$1,695,049	$2,060,804
03/31/23	$2,470,313	$1,797,984	$2,208,776
06/30/23	$2,537,355	$1,924,788	$2,394,022
09/30/23	$2,444,388	$1,783,920	$2,316,125
12/31/23	$2,632,719	$2,011,318	$2,595,724
03/31/24	$2,778,056	$2,163,813	$2,855,799
06/30/24	$2,549,373	$2,100,648	$2,947,641
09/30/24	$2,833,533	$2,277,314	$3,131,253
12/31/24	$2,765,004	$2,316,118	$3,213,708
03/31/25	$2,647,542	$2,058,664	$3,061,959
06/30/25	$2,670,398	$2,304,996	$3,398,506
09/30/25	$2,438,365	$2,586,061	$3,676,374
12/31/25	$2,372,896	$2,617,509	$3,764,712
03/31/26	$2,086,679	$2,544,019	$3,615,729

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(21.18)%	(3.39)%	7.63%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,610,585,577
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 19,207,945
InvestmentCompanyPortfolioTurnover	0.00%	[11],[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165211
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	R6
Trading Symbol	BGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.30%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,168,940	$5,162,050	$5,131,524
09/30/16	$5,302,232	$5,638,064	$5,357,196
12/31/16	$5,299,100	$5,839,354	$5,582,700
03/31/17	$5,849,655	$6,151,687	$5,903,327
06/30/17	$6,205,078	$6,421,677	$6,081,346
09/30/17	$6,404,567	$6,820,994	$6,359,346
12/31/17	$6,748,346	$7,133,745	$6,762,357
03/31/18	$6,915,211	$7,297,781	$6,718,772
06/30/18	$7,469,166	$7,825,597	$6,980,055
09/30/18	$8,061,926	$8,257,820	$7,477,309
12/31/18	$6,568,300	$6,469,743	$6,407,888
03/31/19	$7,991,535	$7,578,969	$7,307,777
06/30/19	$8,552,929	$7,787,237	$7,607,037
09/30/19	$8,493,670	$7,462,268	$7,695,471
12/31/19	$9,228,313	$8,312,552	$8,395,555
03/31/20	$7,170,517	$6,170,830	$6,640,909
06/30/20	$9,140,014	$8,058,118	$8,103,739
09/30/20	$10,139,299	$8,634,923	$8,849,893
12/31/20	$12,279,397	$11,191,379	$10,149,200
03/31/21	$12,394,442	$11,736,984	$10,793,361
06/30/21	$13,359,921	$12,196,777	$11,682,711
09/30/21	$13,845,824	$11,507,340	$11,670,828
12/31/21	$14,752,338	$11,508,629	$12,753,596
03/31/22	$12,785,521	$10,055,387	$12,080,404
06/30/22	$10,395,512	$8,119,292	$10,062,836
09/30/22	$10,228,175	$8,138,929	$9,613,570
12/31/22	$11,448,523	$8,475,246	$10,304,022
03/31/23	$12,350,334	$8,989,921	$11,043,882
06/30/23	$12,685,475	$9,623,938	$11,970,111
09/30/23	$12,220,734	$8,919,600	$11,580,624
12/31/23	$13,162,199	$10,056,590	$12,978,620
03/31/24	$13,888,730	$10,819,063	$14,278,993
06/30/24	$12,744,248	$10,503,241	$14,738,204
09/30/24	$14,164,760	$11,386,571	$15,656,267
12/31/24	$13,822,186	$11,580,592	$16,068,541
03/31/25	$13,234,992	$10,293,319	$15,309,793
06/30/25	$13,349,249	$11,524,980	$16,992,529
09/30/25	$12,189,325	$12,930,306	$18,381,869
12/31/25	$11,862,118	$13,087,546	$18,823,562
03/31/26	$10,431,319	$12,720,094	$18,078,647

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	(21.18)%	(3.39)%	7.63%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,610,585,577
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 19,207,945
InvestmentCompanyPortfolioTurnover	0.00%	[14],[15]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,610,585,577
# of Issuers	17
Portfolio Turnover Rate	0%Footnote Reference#,Footnote Reference†
Total Advisory Fees Paid	$19,207,945
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	68.6%
Consumer Discretionary	26.4%
Information Technology	10.7%
Health Care	4.3%
Real Estate	4.1%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	(14.1%)Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Arch Capital Group Ltd.	22.0%
MSCI, Inc.	18.4%
Kinsale Capital Group, Inc.	11.3%
Choice Hotels International, Inc.	10.9%
Figs, Inc.	7.0%
Gartner, Inc.	6.4%
FactSet Research Systems, Inc.	5.6%
Primerica, Inc.	5.5%
Red Rock Resorts, Inc.	4.8%
IDEXX Laboratories, Inc.	4.3%
Total	96.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001637
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Retail
Trading Symbol	BSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.33%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,493	$10,324	$10,263
09/30/16	$11,168	$11,276	$10,714
12/31/16	$11,315	$11,679	$11,165
03/31/17	$12,274	$12,303	$11,807
06/30/17	$13,096	$12,843	$12,163
09/30/17	$13,676	$13,642	$12,719
12/31/17	$14,385	$14,267	$13,525
03/31/18	$14,791	$14,596	$13,438
06/30/18	$15,735	$15,651	$13,960
09/30/18	$17,095	$16,516	$14,955
12/31/18	$13,322	$12,939	$12,816
03/31/19	$16,394	$15,158	$14,616
06/30/19	$17,196	$15,574	$15,214
09/30/19	$16,383	$14,925	$15,391
12/31/19	$17,918	$16,625	$16,791
03/31/20	$13,732	$12,342	$13,282
06/30/20	$18,626	$16,116	$16,207
09/30/20	$21,397	$17,270	$17,700
12/31/20	$25,145	$22,383	$20,298
03/31/21	$25,800	$23,474	$21,587
06/30/21	$27,425	$24,394	$23,365
09/30/21	$27,767	$23,015	$23,342
12/31/21	$29,050	$23,017	$25,507
03/31/22	$24,482	$20,111	$24,161
06/30/22	$19,914	$16,239	$20,126
09/30/22	$19,177	$16,278	$19,227
12/31/22	$19,979	$16,950	$20,608
03/31/23	$21,853	$17,980	$22,088
06/30/23	$23,248	$19,248	$23,940
09/30/23	$22,518	$17,839	$23,161
12/31/23	$25,349	$20,113	$25,957
03/31/24	$28,323	$21,638	$28,558
06/30/24	$26,480	$21,006	$29,476
09/30/24	$29,027	$22,773	$31,313
12/31/24	$28,715	$23,161	$32,137
03/31/25	$26,101	$20,587	$30,620
06/30/25	$28,791	$23,050	$33,985
09/30/25	$28,924	$25,861	$36,764
12/31/25	$28,458	$26,175	$37,647
03/31/26	$26,188	$25,440	$36,157

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	0.33%	0.30%	10.11%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,698,686,352
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 17,233,499
InvestmentCompanyPortfolioTurnover	3.00%	[17]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077820
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Institutional
Trading Symbol	BSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.06%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,050,036	$1,032,410	$1,026,305
09/30/16	$1,118,299	$1,127,613	$1,071,439
12/31/16	$1,133,748	$1,167,871	$1,116,540
03/31/17	$1,230,690	$1,230,337	$1,180,665
06/30/17	$1,313,721	$1,284,335	$1,216,269
09/30/17	$1,372,843	$1,364,199	$1,271,869
12/31/17	$1,444,937	$1,426,749	$1,352,471
03/31/18	$1,486,291	$1,459,556	$1,343,754
06/30/18	$1,582,784	$1,565,119	$1,396,011
09/30/18	$1,720,632	$1,651,564	$1,495,462
12/31/18	$1,341,893	$1,293,949	$1,281,578
03/31/19	$1,652,761	$1,515,794	$1,461,555
06/30/19	$1,734,511	$1,557,447	$1,521,407
09/30/19	$1,653,298	$1,492,454	$1,539,094
12/31/19	$1,809,774	$1,662,510	$1,679,111
03/31/20	$1,387,435	$1,234,166	$1,328,182
06/30/20	$1,883,786	$1,611,624	$1,620,748
09/30/20	$2,165,150	$1,726,985	$1,769,979
12/31/20	$2,545,915	$2,238,276	$2,029,840
03/31/21	$2,613,858	$2,347,397	$2,158,672
06/30/21	$2,780,450	$2,439,355	$2,336,542
09/30/21	$2,817,035	$2,301,468	$2,334,166
12/31/21	$2,949,081	$2,301,726	$2,550,719
03/31/22	$2,486,623	$2,011,077	$2,416,081
06/30/22	$2,024,165	$1,623,858	$2,012,567
09/30/22	$1,950,493	$1,627,786	$1,922,714
12/31/22	$2,033,260	$1,695,049	$2,060,804
03/31/23	$2,225,222	$1,797,984	$2,208,776
06/30/23	$2,369,578	$1,924,788	$2,394,022
09/30/23	$2,295,864	$1,783,920	$2,316,125
12/31/23	$2,586,074	$2,011,318	$2,595,724
03/31/24	$2,891,435	$2,163,813	$2,855,799
06/30/24	$2,705,529	$2,100,648	$2,947,641
09/30/24	$2,967,380	$2,277,314	$3,131,253
12/31/24	$2,938,100	$2,316,118	$3,213,708
03/31/25	$2,671,566	$2,058,664	$3,061,959
06/30/25	$2,948,762	$2,304,996	$3,398,506
09/30/25	$2,964,754	$2,586,061	$3,676,374
12/31/25	$2,918,568	$2,617,509	$3,764,712
03/31/26	$2,687,900	$2,544,019	$3,615,729

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	0.61%	0.56%	10.39%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,698,686,352
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 17,233,499
InvestmentCompanyPortfolioTurnover	3.00%	[19]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165212
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	R6
Trading Symbol	BSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,250,179	$5,162,050	$5,131,524
09/30/16	$5,591,494	$5,638,064	$5,357,196
12/31/16	$5,668,738	$5,839,354	$5,582,700
03/31/17	$6,153,450	$6,151,687	$5,903,327
06/30/17	$6,566,433	$6,421,677	$6,081,346
09/30/17	$6,862,042	$6,820,994	$6,359,346
12/31/17	$7,222,513	$7,133,745	$6,762,357
03/31/18	$7,431,755	$7,297,781	$6,718,772
06/30/18	$7,911,778	$7,825,597	$6,980,055
09/30/18	$8,601,043	$8,257,820	$7,477,309
12/31/18	$6,707,248	$6,469,743	$6,407,888
03/31/19	$8,261,695	$7,578,969	$7,307,777
06/30/19	$8,670,476	$7,787,237	$7,607,037
09/30/19	$8,264,384	$7,462,268	$7,695,471
12/31/19	$9,046,820	$8,312,552	$8,395,555
03/31/20	$6,934,916	$6,170,830	$6,640,909
06/30/20	$9,416,917	$8,058,118	$8,103,739
09/30/20	$10,823,873	$8,634,923	$8,849,893
12/31/20	$12,727,905	$11,191,379	$10,149,200
03/31/21	$13,067,664	$11,736,984	$10,793,361
06/30/21	$13,897,461	$12,196,777	$11,682,711
09/30/21	$14,080,408	$11,507,340	$11,670,828
12/31/21	$14,740,338	$11,508,629	$12,753,596
03/31/22	$12,431,347	$10,055,387	$12,080,404
06/30/22	$10,118,708	$8,119,292	$10,062,836
09/30/22	$9,750,291	$8,138,929	$9,613,570
12/31/22	$10,164,183	$8,475,246	$10,304,022
03/31/23	$11,124,155	$8,989,921	$11,043,882
06/30/23	$11,846,054	$9,623,938	$11,970,111
09/30/23	$11,477,425	$8,919,600	$11,580,624
12/31/23	$12,928,855	$10,056,590	$12,978,620
03/31/24	$14,455,947	$10,819,063	$14,278,993
06/30/24	$13,526,241	$10,503,241	$14,738,204
09/30/24	$14,831,786	$11,386,571	$15,656,267
12/31/24	$14,685,328	$11,580,592	$16,068,541
03/31/25	$13,352,318	$10,293,319	$15,309,793
06/30/25	$14,738,648	$11,524,980	$16,992,529
09/30/25	$14,818,629	$12,930,306	$18,381,869
12/31/25	$14,587,643	$13,087,546	$18,823,562
03/31/26	$13,433,954	$12,720,094	$18,078,647

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	0.61%	0.55%	10.39%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,698,686,352
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 17,233,499
InvestmentCompanyPortfolioTurnover	3.00%	[21]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,698,686,352
# of Issuers	53
Portfolio Turnover Rate	3%Footnote Reference#
Total Advisory Fees Paid	$17,233,499
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	33.2%
Consumer Discretionary	21.2%
Information Technology	18.4%
Financials	11.5%
Health Care	9.1%
Communication Services	4.5%
Materials	1.0%
Consumer Staples	0.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Vertiv Holdings Co.	7.9%
Red Rock Resorts, Inc.	5.0%
SiteOne Landscape Supply, Inc.	4.8%
Kinsale Capital Group, Inc.	4.7%
Guidewire Software, Inc.	4.2%
Planet Fitness, Inc.	3.3%
Cognex Corp.	3.2%
JBT Marel Corp.	3.1%
TransDigm Group Incorporated	3.0%
RBC Bearings, Inc.	2.8%
Total	42.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001638
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Retail
Trading Symbol	BIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,332	$10,080	$10,246
09/30/16	$10,997	$10,576	$10,640
12/31/16	$10,322	$10,703	$11,047
03/31/17	$11,872	$11,627	$11,717
06/30/17	$13,229	$12,168	$12,079
09/30/17	$13,672	$12,890	$12,620
12/31/17	$14,504	$13,870	$13,459
03/31/18	$15,835	$14,076	$13,357
06/30/18	$17,421	$14,902	$13,815
09/30/18	$18,786	$16,226	$14,881
12/31/18	$15,672	$13,576	$12,869
03/31/19	$19,017	$15,773	$14,625
06/30/19	$20,180	$16,483	$15,255
09/30/19	$19,259	$16,665	$15,514
12/31/19	$21,985	$18,443	$16,921
03/31/20	$20,505	$15,704	$13,605
06/30/20	$28,638	$20,100	$16,399
09/30/20	$33,752	$22,684	$17,864
12/31/20	$41,498	$25,499	$20,034
03/31/21	$41,840	$25,803	$21,271
06/30/21	$46,049	$28,740	$23,089
09/30/21	$45,085	$28,939	$23,224
12/31/21	$46,481	$32,091	$25,785
03/31/22	$39,008	$29,121	$24,599
06/30/22	$28,466	$23,056	$20,638
09/30/22	$27,781	$22,280	$19,631
12/31/22	$26,511	$22,795	$21,115
03/31/23	$31,242	$25,953	$22,698
06/30/23	$36,322	$29,190	$24,682
09/30/23	$34,467	$28,213	$23,874
12/31/23	$39,648	$32,189	$26,665
03/31/24	$45,694	$35,803	$29,480
06/30/24	$47,683	$38,594	$30,743
09/30/24	$49,583	$39,913	$32,553
12/31/24	$55,463	$42,637	$33,337
03/31/25	$48,802	$38,375	$31,913
06/30/25	$60,123	$45,110	$35,405
09/30/25	$63,347	$49,808	$38,281
12/31/25	$66,238	$50,375	$39,298
03/31/26	$60,312	$45,569	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	23.58%	7.59%	19.69%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,959,499
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,720,625
InvestmentCompanyPortfolioTurnover	10.00%	[23]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077821
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Institutional
Trading Symbol	BIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,034,439	$1,007,996	$1,024,554
09/30/16	$1,101,403	$1,057,625	$1,064,018
12/31/16	$1,034,715	$1,070,330	$1,104,709
03/31/17	$1,190,857	$1,162,736	$1,171,722
06/30/17	$1,327,572	$1,216,840	$1,207,908
09/30/17	$1,372,904	$1,288,962	$1,262,027
12/31/17	$1,457,693	$1,387,010	$1,345,885
03/31/18	$1,591,867	$1,407,582	$1,335,668
06/30/18	$1,753,373	$1,490,246	$1,381,533
09/30/18	$1,890,860	$1,622,625	$1,488,060
12/31/18	$1,579,425	$1,357,618	$1,286,878
03/31/19	$1,917,502	$1,577,272	$1,462,509
06/30/19	$2,036,262	$1,648,281	$1,525,454
09/30/19	$1,943,508	$1,666,473	$1,551,361
12/31/19	$2,220,744	$1,844,274	$1,692,069
03/31/20	$2,073,066	$1,570,368	$1,360,457
06/30/20	$2,897,834	$2,009,971	$1,639,941
09/30/20	$3,417,029	$2,268,437	$1,786,376
12/31/20	$4,203,524	$2,549,931	$2,003,390
03/31/21	$4,240,449	$2,580,335	$2,127,097
06/30/21	$4,670,582	$2,873,972	$2,308,940
09/30/21	$4,575,773	$2,893,934	$2,322,379
12/31/21	$4,720,338	$3,209,059	$2,578,471
03/31/22	$3,964,136	$2,912,143	$2,459,899
06/30/22	$2,895,543	$2,305,639	$2,063,827
09/30/22	$2,826,602	$2,227,957	$1,963,058
12/31/22	$2,698,413	$2,279,524	$2,111,487
03/31/23	$3,183,158	$2,595,265	$2,269,786
06/30/23	$3,702,374	$2,918,968	$2,468,215
09/30/23	$3,516,017	$2,821,340	$2,387,420
12/31/23	$4,047,082	$3,218,905	$2,666,547
03/31/24	$4,667,555	$3,580,263	$2,948,026
06/30/24	$4,874,380	$3,859,364	$3,074,312
09/30/24	$5,071,509	$3,991,289	$3,255,283
12/31/24	$5,676,126	$4,263,676	$3,333,709
03/31/25	$4,996,835	$3,837,492	$3,191,288
06/30/25	$6,159,727	$4,511,030	$3,540,491
09/30/25	$6,494,874	$4,980,772	$3,828,138
12/31/25	$6,795,840	$5,037,546	$3,929,775
03/31/26	$6,192,597	$4,556,863	$3,759,447

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	23.93%	7.87%	20.00%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,959,499
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,720,625
InvestmentCompanyPortfolioTurnover	10.00%	[25]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174753
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	R6
Trading Symbol	BIOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 3000 Growth Index	S&P 500 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,172,194	$5,039,982	$5,122,770
09/30/16	$5,510,204	$5,288,124	$5,320,092
12/31/16	$5,173,574	$5,351,652	$5,523,546
03/31/17	$5,957,885	$5,813,678	$5,858,612
06/30/17	$6,641,459	$6,084,198	$6,039,539
09/30/17	$6,868,117	$6,444,808	$6,310,136
12/31/17	$7,292,062	$6,935,048	$6,729,424
03/31/18	$7,967,022	$7,037,908	$6,678,341
06/30/18	$8,774,491	$7,451,231	$6,907,666
09/30/18	$9,461,874	$8,113,126	$7,440,300
12/31/18	$7,900,515	$6,788,091	$6,434,390
03/31/19	$9,595,030	$7,886,360	$7,312,547
06/30/19	$10,188,761	$8,241,405	$7,627,269
09/30/19	$9,729,378	$8,332,365	$7,756,803
12/31/19	$11,110,730	$9,221,368	$8,460,346
03/31/20	$10,377,134	$7,851,842	$6,802,286
06/30/20	$14,500,130	$10,049,853	$8,199,703
09/30/20	$17,095,574	$11,342,184	$8,931,879
12/31/20	$21,036,701	$12,749,654	$10,016,950
03/31/21	$21,221,277	$12,901,676	$10,635,484
06/30/21	$23,371,341	$14,369,860	$11,544,702
09/30/21	$22,897,429	$14,469,670	$11,611,896
12/31/21	$23,619,740	$16,045,293	$12,892,353
03/31/22	$19,840,151	$14,560,716	$12,299,496
06/30/22	$14,488,425	$11,528,194	$10,319,136
09/30/22	$14,143,847	$11,139,785	$9,815,291
12/31/22	$13,503,148	$11,397,619	$10,557,433
03/31/23	$15,925,961	$12,976,326	$11,348,929
06/30/23	$18,526,448	$14,594,840	$12,341,077
09/30/23	$17,589,627	$14,106,700	$11,937,100
12/31/23	$20,249,338	$16,094,524	$13,332,735
03/31/24	$23,350,539	$17,901,314	$14,740,131
06/30/24	$24,384,273	$19,296,818	$15,371,562
09/30/24	$25,374,934	$19,956,443	$16,276,416
12/31/24	$28,402,331	$21,318,382	$16,668,543
03/31/25	$25,001,696	$19,187,459	$15,956,441
06/30/25	$30,824,932	$22,555,150	$17,702,454
09/30/25	$32,499,956	$24,903,862	$19,140,691
12/31/25	$34,004,369	$25,187,730	$19,648,874
03/31/26	$30,983,706	$22,784,317	$18,797,233

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	23.93%	7.86%	20.01%
Russell 3000 Growth Index	18.75%	12.05%	16.38%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,959,499
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,720,625
InvestmentCompanyPortfolioTurnover	10.00%	[27]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,959,499
# of Issuers	46
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$8,720,625
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Industrials	18.5%
Consumer Discretionary	12.5%
Communication Services	11.6%
Health Care	9.0%
Financials	4.2%
Real Estate	1.4%
Unclassified	0.2%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Space Exploration Technologies Corp.	15.4%
NVIDIA Corp.	13.3%
Broadcom, Inc.	6.3%
Amazon.com, Inc.	6.3%
Tesla, Inc.	5.4%
Spotify Technology SA	4.0%
Meta Platforms, Inc.	3.9%
Alphabet, Inc.	3.8%
Eli Lilly & Co.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Total	64.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001639
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Retail
Trading Symbol	BFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,000	$10,061	$10,246
09/30/16	$11,013	$10,522	$10,640
12/31/16	$10,307	$10,629	$11,047
03/31/17	$11,867	$11,576	$11,717
06/30/17	$12,874	$12,116	$12,079
09/30/17	$13,682	$12,831	$12,620
12/31/17	$14,496	$13,840	$13,459
03/31/18	$15,561	$14,036	$13,357
06/30/18	$16,665	$14,844	$13,815
09/30/18	$17,655	$16,205	$14,881
12/31/18	$14,656	$13,630	$12,869
03/31/19	$17,388	$15,825	$14,625
06/30/19	$18,526	$16,559	$15,255
09/30/19	$18,270	$16,806	$15,514
12/31/19	$19,634	$18,591	$16,921
03/31/20	$17,758	$15,969	$13,605
06/30/20	$24,475	$20,415	$16,399
09/30/20	$27,323	$23,113	$17,864
12/31/20	$29,534	$25,747	$20,034
03/31/21	$29,051	$25,989	$21,271
06/30/21	$33,040	$29,091	$23,089
09/30/21	$32,552	$29,427	$23,224
12/31/21	$32,760	$32,852	$25,785
03/31/22	$25,860	$29,882	$24,599
06/30/22	$17,947	$23,630	$20,638
09/30/22	$17,420	$22,780	$19,631
12/31/22	$16,177	$23,280	$21,115
03/31/23	$19,348	$26,624	$22,698
06/30/23	$22,428	$30,035	$24,682
09/30/23	$21,634	$29,095	$23,874
12/31/23	$25,429	$33,215	$26,665
03/31/24	$28,619	$37,007	$29,480
06/30/24	$30,231	$40,091	$30,743
09/30/24	$31,292	$41,370	$32,553
12/31/24	$34,934	$44,295	$33,337
03/31/25	$30,230	$39,879	$31,913
06/30/25	$37,744	$46,993	$35,405
09/30/25	$39,924	$51,932	$38,281
12/31/25	$41,221	$52,516	$39,298
03/31/26	$36,928	$47,382	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	22.16%	4.92%	13.96%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 669,672,184
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,671,283
InvestmentCompanyPortfolioTurnover	2.00%	[29]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077822
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Institutional
Trading Symbol	BFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,001,124	$1,006,141	$1,024,554
09/30/16	$1,102,867	$1,052,237	$1,064,018
12/31/16	$1,033,165	$1,062,872	$1,104,709
03/31/17	$1,189,994	$1,157,562	$1,171,722
06/30/17	$1,291,737	$1,211,627	$1,207,908
09/30/17	$1,373,806	$1,283,104	$1,262,027
12/31/17	$1,456,436	$1,383,998	$1,345,885
03/31/18	$1,564,362	$1,403,589	$1,335,668
06/30/18	$1,676,785	$1,484,383	$1,381,533
09/30/18	$1,777,403	$1,620,506	$1,488,060
12/31/18	$1,476,672	$1,363,048	$1,286,878
03/31/19	$1,752,670	$1,582,515	$1,462,509
06/30/19	$1,868,465	$1,655,947	$1,525,454
09/30/19	$1,843,732	$1,680,573	$1,551,361
12/31/19	$1,982,401	$1,859,054	$1,692,069
03/31/20	$1,794,400	$1,596,942	$1,360,457
06/30/20	$2,474,675	$2,041,507	$1,639,941
09/30/20	$2,764,359	$2,311,331	$1,786,376
12/31/20	$2,989,623	$2,574,664	$2,003,390
03/31/21	$2,942,556	$2,598,918	$2,127,097
06/30/21	$3,349,308	$2,909,092	$2,308,940
09/30/21	$3,301,660	$2,942,727	$2,322,379
12/31/21	$3,325,159	$3,285,186	$2,578,471
03/31/22	$2,626,260	$2,988,165	$2,459,899
06/30/22	$1,823,841	$2,362,953	$2,063,827
09/30/22	$1,771,184	$2,277,973	$1,963,058
12/31/22	$1,646,124	$2,327,979	$2,111,487
03/31/23	$1,969,844	$2,662,407	$2,269,786
06/30/23	$2,285,187	$3,003,474	$2,468,215
09/30/23	$2,205,603	$2,909,453	$2,387,420
12/31/23	$2,593,947	$3,321,520	$2,666,547
03/31/24	$2,921,258	$3,700,652	$2,948,026
06/30/24	$3,088,204	$4,009,094	$3,074,312
09/30/24	$3,198,304	$4,136,952	$3,255,283
12/31/24	$3,573,230	$4,429,458	$3,333,709
03/31/25	$3,093,505	$3,987,942	$3,191,288
06/30/25	$3,864,923	$4,699,335	$3,540,491
09/30/25	$4,086,102	$5,193,226	$3,828,138
12/31/25	$4,221,307	$5,251,583	$3,929,775
03/31/26	$3,784,577	$4,738,165	$3,759,447

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	22.34%	5.16%	14.24%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 669,672,184
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,671,283
InvestmentCompanyPortfolioTurnover	2.00%	[31]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165213
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	R6
Trading Symbol	BFTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 1000 Growth Index	S&P 500 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,005,621	$5,030,703	$5,122,770
09/30/16	$5,517,144	$5,261,187	$5,320,092
12/31/16	$5,165,823	$5,314,359	$5,523,546
03/31/17	$5,952,782	$5,787,810	$5,858,612
06/30/17	$6,461,495	$6,058,134	$6,039,539
09/30/17	$6,871,838	$6,415,519	$6,310,136
12/31/17	$7,284,992	$6,919,992	$6,729,424
03/31/18	$7,824,621	$7,017,944	$6,678,341
06/30/18	$8,386,734	$7,421,915	$6,907,666
09/30/18	$8,889,826	$8,102,531	$7,440,300
12/31/18	$7,386,172	$6,815,241	$6,434,390
03/31/19	$8,766,161	$7,912,576	$7,312,547
06/30/19	$9,345,138	$8,279,736	$7,627,269
09/30/19	$9,221,473	$8,402,866	$7,756,803
12/31/19	$9,917,708	$9,295,268	$8,460,346
03/31/20	$8,974,817	$7,984,712	$6,802,286
06/30/20	$12,379,058	$10,207,537	$8,199,703
09/30/20	$13,827,465	$11,556,657	$8,931,879
12/31/20	$14,953,777	$12,873,321	$10,016,950
03/31/21	$14,718,445	$12,994,592	$10,635,484
06/30/21	$16,752,182	$14,545,459	$11,544,702
09/30/21	$16,513,944	$14,713,635	$11,611,896
12/31/21	$16,631,448	$16,425,931	$12,892,353
03/31/22	$13,137,019	$14,940,825	$12,299,496
06/30/22	$9,122,016	$11,814,763	$10,319,136
09/30/22	$8,858,737	$11,389,863	$9,815,291
12/31/22	$8,227,466	$11,639,895	$10,557,433
03/31/23	$9,849,024	$13,312,033	$11,348,929
06/30/23	$11,422,714	$15,017,370	$12,341,077
09/30/23	$11,027,796	$14,547,265	$11,937,100
12/31/23	$12,969,478	$16,607,598	$13,332,735
03/31/24	$14,603,004	$18,503,262	$14,740,131
06/30/24	$15,437,717	$20,045,470	$15,371,562
09/30/24	$15,988,210	$20,684,759	$16,276,416
12/31/24	$17,859,808	$22,147,289	$16,668,543
03/31/25	$15,464,237	$19,939,710	$15,956,441
06/30/25	$19,318,243	$23,496,675	$17,702,454
09/30/25	$20,448,229	$25,966,131	$19,140,691
12/31/25	$21,124,238	$26,257,915	$19,648,874
03/31/26	$18,937,568	$23,690,825	$18,797,233

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	22.46%	5.17%	14.24%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 669,672,184
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,671,283
InvestmentCompanyPortfolioTurnover	2.00%	[33]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$669,672,184
# of Issuers	26
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$2,671,283
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	50.1%
Consumer Discretionary	17.5%
Communication Services	13.1%
Health Care	8.4%
Industrials	7.5%
Financials	2.9%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	13.5%
Amazon.com, Inc.	8.8%
Space Exploration Technologies Corp.	7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Alphabet, Inc.	6.6%
Meta Platforms, Inc.	6.5%
Shopify, Inc.	4.7%
Cloudflare, Inc.	4.2%
Tesla, Inc.	4.1%
Samsara, Inc.	3.7%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000130959
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Retail
Trading Symbol	BDFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.32%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$11,012	$10,324	$10,263
09/30/16	$12,689	$11,276	$10,714
12/31/16	$12,679	$11,679	$11,165
03/31/17	$14,156	$12,303	$11,807
06/30/17	$15,794	$12,843	$12,163
09/30/17	$16,628	$13,642	$12,719
12/31/17	$17,183	$14,267	$13,525
03/31/18	$16,956	$14,596	$13,438
06/30/18	$19,797	$15,651	$13,960
09/30/18	$22,526	$16,516	$14,955
12/31/18	$17,256	$12,939	$12,816
03/31/19	$20,638	$15,158	$14,616
06/30/19	$20,852	$15,574	$15,214
09/30/19	$19,830	$14,925	$15,391
12/31/19	$21,822	$16,625	$16,791
03/31/20	$17,463	$12,342	$13,282
06/30/20	$24,277	$16,116	$16,207
09/30/20	$28,819	$17,270	$17,700
12/31/20	$36,161	$22,383	$20,298
03/31/21	$38,838	$23,474	$21,587
06/30/21	$41,166	$24,394	$23,365
09/30/21	$39,082	$23,015	$23,342
12/31/21	$37,835	$23,017	$25,507
03/31/22	$31,635	$20,111	$24,161
06/30/22	$24,448	$16,239	$20,126
09/30/22	$24,437	$16,278	$19,227
12/31/22	$24,481	$16,950	$20,608
03/31/23	$27,213	$17,980	$22,088
06/30/23	$28,157	$19,248	$23,940
09/30/23	$26,642	$17,839	$23,161
12/31/23	$29,934	$20,113	$25,957
03/31/24	$31,284	$21,638	$28,558
06/30/24	$28,815	$21,006	$29,476
09/30/24	$32,711	$22,773	$31,313
12/31/24	$34,708	$23,161	$32,137
03/31/25	$32,546	$20,587	$30,620
06/30/25	$37,330	$23,050	$33,985
09/30/25	$38,362	$25,861	$36,764
12/31/25	$38,417	$26,175	$37,647
03/31/26	$34,291	$25,440	$36,157

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	5.36%	(2.46)%	13.11%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,946,848
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,299,350
InvestmentCompanyPortfolioTurnover	16.00%	[35]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000130960
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Institutional
Trading Symbol	BDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$1,000,000	$1,000,000	$1,000,000
06/30/16	$1,101,583	$1,032,410	$1,026,305
09/30/16	$1,271,057	$1,127,613	$1,071,439
12/31/16	$1,271,057	$1,167,871	$1,116,540
03/31/17	$1,419,818	$1,230,337	$1,180,665
06/30/17	$1,584,584	$1,284,335	$1,216,269
09/30/17	$1,670,263	$1,364,199	$1,271,869
12/31/17	$1,726,538	$1,426,749	$1,352,471
03/31/18	$1,704,838	$1,459,556	$1,343,754
06/30/18	$1,991,651	$1,565,119	$1,396,011
09/30/18	$2,267,142	$1,651,564	$1,495,462
12/31/18	$1,737,532	$1,293,949	$1,281,578
03/31/19	$2,080,158	$1,515,794	$1,461,555
06/30/19	$2,102,525	$1,557,447	$1,521,407
09/30/19	$2,000,856	$1,492,454	$1,539,094
12/31/19	$2,204,084	$1,662,510	$1,679,111
03/31/20	$1,764,285	$1,234,166	$1,328,182
06/30/20	$2,454,525	$1,611,624	$1,620,748
09/30/20	$2,916,721	$1,726,985	$1,769,979
12/31/20	$3,661,603	$2,238,276	$2,029,840
03/31/21	$3,935,250	$2,347,397	$2,158,672
06/30/21	$4,174,165	$2,439,355	$2,336,542
09/30/21	$3,964,720	$2,301,468	$2,334,166
12/31/21	$3,840,741	$2,301,726	$2,550,719
03/31/22	$3,214,794	$2,011,077	$2,416,081
06/30/22	$2,486,340	$1,623,858	$2,012,567
09/30/22	$2,486,340	$1,627,786	$1,922,714
12/31/22	$2,491,793	$1,695,049	$2,060,804
03/31/23	$2,770,961	$1,797,984	$2,208,776
06/30/23	$2,870,196	$1,924,788	$2,394,022
09/30/23	$2,716,436	$1,783,920	$2,316,125
12/31/23	$3,054,491	$2,011,318	$2,595,724
03/31/24	$3,194,075	$2,163,813	$2,855,799
06/30/24	$2,945,441	$2,100,648	$2,947,641
09/30/24	$3,344,564	$2,277,314	$3,131,253
12/31/24	$3,551,759	$2,316,118	$3,213,708
03/31/25	$3,332,568	$2,058,664	$3,061,959
06/30/25	$3,824,384	$2,304,996	$3,398,506
09/30/25	$3,933,434	$2,586,061	$3,676,374
12/31/25	$3,941,067	$2,617,509	$3,764,712
03/31/26	$3,521,225	$2,544,019	$3,615,729

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.66%	(2.20)%	13.41%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,946,848
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,299,350
InvestmentCompanyPortfolioTurnover	16.00%	[37]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174754
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	R6
Trading Symbol	BDFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/16	$5,000,000	$5,000,000	$5,000,000
06/30/16	$5,507,913	$5,162,050	$5,131,524
09/30/16	$6,355,284	$5,638,064	$5,357,196
12/31/16	$6,355,284	$5,839,354	$5,582,700
03/31/17	$7,099,088	$6,151,687	$5,903,327
06/30/17	$7,922,921	$6,421,677	$6,081,346
09/30/17	$8,351,314	$6,820,994	$6,359,346
12/31/17	$8,633,818	$7,133,745	$6,762,357
03/31/18	$8,525,306	$7,297,781	$6,718,772
06/30/18	$9,959,558	$7,825,597	$6,980,055
09/30/18	$11,337,194	$8,257,820	$7,477,309
12/31/18	$8,688,797	$6,469,743	$6,407,888
03/31/19	$10,402,152	$7,578,969	$7,307,777
06/30/19	$10,514,003	$7,787,237	$7,607,037
09/30/19	$10,005,589	$7,462,268	$7,695,471
12/31/19	$11,021,862	$8,312,552	$8,395,555
03/31/20	$8,827,671	$6,170,830	$6,640,909
06/30/20	$12,274,230	$8,058,118	$8,103,739
09/30/20	$14,585,512	$8,634,923	$8,849,893
12/31/20	$18,315,485	$11,191,379	$10,149,200
03/31/21	$19,683,883	$11,736,984	$10,793,361
06/30/21	$20,873,337	$12,196,777	$11,682,711
09/30/21	$19,831,249	$11,507,340	$11,670,828
12/31/21	$19,211,474	$11,508,629	$12,753,596
03/31/22	$16,075,908	$10,055,387	$12,080,404
06/30/22	$12,433,199	$8,119,292	$10,062,836
09/30/22	$12,433,199	$8,138,929	$9,613,570
12/31/22	$12,460,465	$8,475,246	$10,304,022
03/31/23	$13,861,926	$8,989,921	$11,043,882
06/30/23	$14,352,710	$9,623,938	$11,970,111
09/30/23	$13,589,268	$8,919,600	$11,580,624
12/31/23	$15,274,294	$10,056,590	$12,978,620
03/31/24	$15,972,298	$10,819,063	$14,278,993
06/30/24	$14,728,978	$10,503,241	$14,738,204
09/30/24	$16,724,834	$11,386,571	$15,656,267
12/31/24	$17,760,934	$11,580,592	$16,068,541
03/31/25	$16,664,849	$10,293,319	$15,309,793
06/30/25	$19,129,676	$11,524,980	$16,992,529
09/30/25	$19,674,992	$12,930,306	$18,381,869
12/31/25	$19,707,711	$13,087,546	$18,823,562
03/31/26	$17,608,245	$12,720,094	$18,078,647

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	5.66%	(2.20)%	13.42%
Russell 2000 Growth Index	23.58%	1.62%	9.79%
Russell 3000 Index	18.09%	10.87%	13.72%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,616,946,848
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,299,350
InvestmentCompanyPortfolioTurnover	16.00%	[39]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,946,848
# of Issuers	55
Portfolio Turnover Rate	16%Footnote Reference#
Total Advisory Fees Paid	$9,299,350
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	26.3%
Health Care	21.6%
Industrials	21.0%
Consumer Discretionary	16.6%
Financials	4.3%
Communication Services	2.2%
Consumer Staples	1.8%
Cash and Cash Equivalents	6.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
Liberty Live Holdings, Inc.	3.9%
Advanced Energy Industries, Inc.	3.8%
Dynatrace, Inc.	3.7%
Loar Holdings, Inc.	2.8%
Guidewire Software, Inc.	2.8%
CareDx, Inc.	2.6%
Forgent Power Solutions, Inc.	2.5%
SiteOne Landscape Supply, Inc.	2.5%
Waystar Holding Corp.	2.5%
Establishment Labs Holdings, Inc.	2.4%
Total	29.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196921
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Retail
Trading Symbol	BDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711
6/30/25	$30,573	$26,306
9/30/25	$32,267	$28,443
12/31/25	$33,104	$29,198
3/31/26	$30,099	$27,933

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	13.76%	13.33%	14.30%
S&P 500 Index	17.80%	12.06%	13.27%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 482,633,640
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,659,152
InvestmentCompanyPortfolioTurnover	2.00%	[41]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196922
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Institutional
Trading Symbol	BDAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145
6/30/25	$3,112,356	$2,630,605
9/30/25	$3,287,344	$2,844,328
12/31/25	$3,374,333	$2,919,845
3/31/26	$3,069,874	$2,793,290

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	14.05%	13.61%	14.57%
S&P 500 Index	17.80%	12.06%	13.27%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 482,633,640
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,659,152
InvestmentCompanyPortfolioTurnover	2.00%	[43]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196923
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	R6
Trading Symbol	BDAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725
6/30/25	$15,566,840	$13,153,023
9/30/25	$16,436,722	$14,221,641
12/31/25	$16,876,720	$14,599,224
3/31/26	$15,354,427	$13,966,450

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	14.05%	13.62%	14.57%
S&P 500 Index	17.80%	12.06%	13.27%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 482,633,640
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,659,152
InvestmentCompanyPortfolioTurnover	2.00%	[45]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$482,633,640
# of Issuers	30
Portfolio Turnover Rate	2%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$1,659,152
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	35.7%
Financials	29.1%
Communication Services	13.7%
Consumer Discretionary	8.1%
Industrials	5.9%
Real Estate	3.3%
Health Care	2.5%
Consumer Staples	1.3%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (3/31/26)*
NVIDIA Corp.	8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.9%
Meta Platforms, Inc.	6.8%
Monolithic Power Systems, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corporation	4.9%
Visa, Inc.	4.1%
Welltower, Inc.	3.3%
Total	59.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com

[1]	Annualized.
[2]	Excludes impact of in-kind transactions.
[3]	Annualized.
[4]	Excludes impact of in-kind transactions.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.
[7]	Annualized.
[8]	Excludes impact of in-kind transactions.
[9]	Less than 0.5%.
[10]	Annualized.
[11]	Excludes impact of in-kind transactions.
[12]	Less than 0.5%.
[13]	Annualized.
[14]	Excludes impact of in-kind transactions.
[15]	Less than 0.5%.
[16]	Annualized.
[17]	Excludes impact of in-kind transactions.
[18]	Annualized.
[19]	Excludes impact of in-kind transactions.
[20]	Annualized.
[21]	Excludes impact of in-kind transactions.
[22]	Annualized.
[23]	Excludes impact of in-kind transactions.
[24]	Annualized.
[25]	Excludes impact of in-kind transactions.
[26]	Annualized.
[27]	Excludes impact of in-kind transactions.
[28]	Annualized.
[29]	Excludes impact of in-kind transactions.
[30]	Annualized.
[31]	Excludes impact of in-kind transactions.
[32]	Annualized.
[33]	Excludes impact of in-kind transactions.
[34]	Annualized.
[35]	Excludes impact of in-kind transactions.
[36]	Annualized.
[37]	Excludes impact of in-kind transactions.
[38]	Annualized.
[39]	Excludes impact of in-kind transactions.
[40]	Annualized.
[41]	Excludes impact of in-kind transactions.
[42]	Annualized.
[43]	Excludes impact of in-kind transactions.
[44]	Annualized.
[45]	Excludes impact of in-kind transactions.